Stockholders’ equity	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Stockholders’ equity

9. Stockholders’ equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock.

(a) Common stock issuances:

There were no stock issuances during the quarter ended March 31, 2023 and 2022.

(b) Normal Course Issuer Bid:

During the year ended December 31, 2022, the Company filed a Notice of Intention to Make a Normal Course Issuer Bid (the “Notice of Intention”) with the TSX Venture Exchange (“TSX-V”) on September 15, 2022. Upon receiving approval from the TSX-V, effective September 16, 2022, the Company commenced a normal course issuer bid (“NCIB”), whereby the Company may purchase for cancellation up to 6,579,074 shares, being 5% of the issued and outstanding shares as of such date. Any purchases under the NCIB will be made on the open market through the facilities of the TSX-V or alternative Canadian trading systems. Purchases will be made at market prices of the shares at the time of acquisition.

Purchases under the NCIB may commence as of September 16, 2022, and will end on the earlier of: (i) September 14, 2023; or (ii) the date on which the Company has purchased the maximum number of shares to be acquired under the NCIB. The Company may terminate the NCIB earlier if it feels it is appropriate to do so.

The normal course issuer bid will be conducted through Kidoz Inc’s broker Research Capital Corporation. The purchase and payment of the common shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of common shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All common shares acquired will be returned to treasury and cancelled.

The purchase of and payment for the shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All shares acquired pursuant to the NCIB will be returned to treasury and cancelled.

During the year ended December 31, 2022, 275,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $87,778. During the year ended December 31, 2022, 233,500 shares were cancelled.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)

9. Stockholders’ equity: (Continued)

(b) Normal Course Issuer Bid: (Continued)

During the quarter ended March 31, 2023, 43,500 shares which were acquired, pursuant to the NCIB in effect, at an aggregate cost of $12,310, were cancelled.

(c) Warrants

A summary of warrant activity for the quarter ended March 31, 2023 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022	230,000	CAD$0.98	April 3, 2023

Granted	-	-

Outstanding March 31, 2023	230,000	CAD$0.98

During the quarter ended March 31, 2023, there was a gain on derivative liability - warrants of $51 (Fiscal 2022 - $23,314) and the derivative liability – warrants value reduced to nil (December 31, 2022 - $51) with the following assumptions:

	March 31, 2023	December 31, 2022
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.25	CAD$0.35
Expected term	3 days	0.25 years
Expected dividend yield	-	-
Expected stock price volatility	97.90%	77.46%
Risk-free interest rate	3.12%	3.55%

Subsequent to the quarter ended March 31, 2023, the warrants expired unexercised.

(d) Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan and the 1999, 2001 and the 2005 plans were discontinued. The 2015 stock option plan is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications. The maximum number of shares issuable under the Plan shall not exceed 10% of the number of Shares of the Company issued and outstanding as of each Award Date unless shareholder approval is obtained in advance. The Board of Directors determines the terms of the options granted, including the number of options granted, the exercise price and their vesting schedule. The maximum term possible is 10 years. Under the amended 2015 plan we have reserved 10% of the number of Shares of the Company issued and outstanding as of each Award Date.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)

9. Stockholders’ equity: (Continued)

(d) Stock option plans: (Continued)

During the quarter ended March 31, 2023, the Company granted 2,550,000 options at CAD$0.50 ($0.40)

During the quarter ended March 31, 2022, the Company granted 1,885,000 options at CAD$0.30 ($0.22)

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.40
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)

Outstanding, December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.30
Cancelled	(130,000)	(0.52)

Outstanding March 31, 2023	10,384,000	$0.39

The aggregate intrinsic value for options as of March 31, 2023 was $nil (December 31, 2022 - $nil).

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,885,000	37,700	February 21, 2028
CAD$0.45	2,030,400	1,010,112	June 30, 2025
CAD$0.50	829,600	458,300	February 1, 2026
CAD$0.50	2,395,000	670,600	February 1, 2027
CAD$0.54	713,000	713,000	June 4, 2023
CAD$0.66	200,000	80,000	July 12, 2026
US$0.50	1,275,000	1,275,000	June 4, 2023
CAD$1.02	1,056,000	489,000	April 6, 2026
	10,384,000	4,733,712

During the quarter ended March 31, 2023, the Company recorded stock-based compensation of $111,974 on the options granted and vested (March 31, 2022 – $159,998) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.28 (March 31, 2022 - $0.34).

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)